UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Mid Cap II Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2009

1.807739.105

AMP-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.3%
	Shares	Value
CONSUMER DISCRETIONARY - 17.5%
Auto Components - 0.9%
Amerigon, Inc. (a)	83,098	$ 610,770
Autoliv, Inc.	30	1,008
China Automotive Systems, Inc. (a)(b)	43,253	401,820
Fuel Systems Solutions, Inc. (a)(b)	424,462	15,276,387
Gentex Corp.	20,533	290,542
Minth Group Ltd.	38,000	34,126
New Focus Auto Tech Holdings Ltd. (a)	939,910	223,153
		16,837,806
Automobiles - 0.2%
Geely Automobile Holdings Ltd.	11,355,000	3,091,490
Diversified Consumer Services - 0.3%
Benesse Corp.	35,200	1,723,110
Bridgepoint Education, Inc.	157,559	2,404,350
China Distance Education Holdings Ltd. ADR (a)	89,600	645,120
		4,772,580
Hotels, Restaurants & Leisure - 1.3%
Interval Leisure Group, Inc. (a)	34,203	426,853
Jollibee Food Corp.	200	208
Kappa Create Co. Ltd.	142,800	3,619,621
Little Sheep Group Ltd.	1,776,000	857,063
McDonald's Corp.	57,500	3,281,525
Minor International PCL (For. Reg.)	464,420	172,342
Papa John's International, Inc. (a)	23,686	581,965
Shangri-La Asia Ltd.	250,000	470,968
Sonic Corp. (a)	177,428	1,962,354
Starbucks Corp. (a)	158,000	3,262,700
Starwood Hotels & Resorts Worldwide, Inc.	282,342	9,325,756
TAJ GVK Hotels & Resorts Ltd.	58,333	157,579
		24,118,934
Household Durables - 0.8%
Tupperware Brands Corp.	398,263	15,898,659
Internet & Catalog Retail - 3.2%
Netflix, Inc. (a)(b)	1,299,210	59,984,526
Leisure Equipment & Products - 2.5%
Hasbro, Inc.	1,687,839	46,837,532
Media - 2.5%
Cinemax India Ltd.	63,270	85,822
Entertainment Network (India) Ltd. (a)	23,177	101,162
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Eros International PLC (a)	658,259	$ 2,130,626
The Walt Disney Co.	1,648,563	45,269,540
		47,587,150
Multiline Retail - 0.0%
Golden Eagle Retail Group Ltd. (H Shares)	74,000	124,129
Specialty Retail - 5.2%
Advance Auto Parts, Inc.	973,996	38,258,563
Hot Topic, Inc. (a)	741,692	5,555,273
Inditex SA	213	12,221
Ross Stores, Inc.	460,454	21,995,888
Sally Beauty Holdings, Inc. (a)	2,573,796	18,299,690
SAZABY, Inc.	121,200	1,820,405
TJX Companies, Inc.	281,864	10,471,248
Tsutsumi Jewelry Co. Ltd.	18,900	439,776
		96,853,064
Textiles, Apparel & Luxury Goods - 0.6%
China Dongxiang Group Co. Ltd.	1,713,000	1,142,737
Columbia Sportswear Co.	46,412	1,910,318
Daphne International Holdings Ltd.	2,134,000	1,544,741
Shenzhou International Group Holdings Ltd.	5,651,000	5,672,875
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	55,224	1,536,884
		11,807,555
TOTAL CONSUMER DISCRETIONARY		327,913,425
CONSUMER STAPLES - 7.2%
Beverages - 0.9%
Molson Coors Brewing Co. Class B	357,031	17,380,269
Food & Staples Retailing - 2.6%
BJ's Wholesale Club, Inc. (a)	295,042	10,686,421
Daikokutenbussan Co. Ltd.	16,300	354,595
Heng Tai Consumables Group Ltd. (a)	24,482,600	1,484,751
Kroger Co.	126,600	2,613,024
REI Six Ten Retail Ltd.	79	1,299
Sugi Holdings Co. Ltd. (b)	280,700	5,949,587
Wal-Mart Stores, Inc.	562,100	27,593,489
		48,683,166
Food Products - 3.6%
Britannia Industries Ltd.	10,968	359,622
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Campbell Soup Co.	100,014	$ 3,262,457
ConAgra Foods, Inc.	281,460	6,102,053
Hormel Foods Corp.	373,627	13,271,231
Kellogg Co.	120,200	5,917,446
PureCircle Ltd. (a)(b)	1,861,594	7,260,395
REI Agro Ltd.	1,060	1,099
Toyo Suisan Kaisha Ltd.	750,000	20,295,365
Want Want China Holdings Ltd.	18,575,000	10,929,290
		67,398,958
Personal Products - 0.1%
Concern Kalina OJSC sponsored ADR	30,300	469,409
Hengan International Group Co. Ltd.	198,000	1,196,942
		1,666,351
TOTAL CONSUMER STAPLES		135,128,744
ENERGY - 6.9%
Energy Equipment & Services - 6.7%
BJ Services Co.	724,800	14,082,864
Dresser-Rand Group, Inc. (a)	650,800	20,220,356
ENSCO International, Inc.	408,963	17,397,286
Helix Energy Solutions Group, Inc. (a)	280,134	4,196,407
Helmerich & Payne, Inc.	120,950	4,781,154
Nabors Industries Ltd. (a)	1,340,467	28,015,760
Newpark Resources, Inc. (a)	2,060,534	6,614,314
Noble Corp.	37,500	1,423,500
Parker Drilling Co. (a)	1,414,832	7,724,983
Patterson-UTI Energy, Inc.	287,363	4,339,181
Weatherford International Ltd. (a)	795,240	16,485,325
		125,281,130
Oil, Gas & Consumable Fuels - 0.2%
Forest Oil Corp. (a)	129,300	2,530,401
Oil Search Ltd.	3,164	18,004
Plains Exploration & Production Co. (a)	35,200	973,632
		3,522,037
TOTAL ENERGY		128,803,167
Common Stocks - continued
	Shares	Value
FINANCIALS - 9.8%
Capital Markets - 1.3%
Ameriprise Financial, Inc.	163,191	$ 5,928,729
JAFCO Co. Ltd.	27,400	833,655
Janus Capital Group, Inc.	764,951	10,847,005
Marusan Securities Co. Ltd.	764,300	4,666,273
W.P. Carey & Co. LLC	92,873	2,629,235
		24,904,897
Commercial Banks - 0.7%
Bank of Baroda	169,433	1,731,427
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	112,300	599,682
The Jammu & Kashmir Bank Ltd.	101	1,232
Union Bank of India	2,154,477	10,866,867
		13,199,208
Diversified Financial Services - 0.2%
CRISIL Ltd.	24,430	2,102,587
Fifth Street Finance Corp.	135,500	1,481,015
		3,583,602
Insurance - 6.8%
Admiral Group PLC	59,816	1,106,206
AFLAC, Inc.	7,400	316,276
Axis Capital Holdings Ltd.	300	9,054
CNinsure, Inc. ADR (b)	51,996	1,193,828
Old Republic International Corp.	3,153,959	38,415,221
Presidential Life Corp.	214,241	2,219,537
Progressive Corp. (a)	533,556	8,846,358
Protective Life Corp.	637,783	13,661,312
Reinsurance Group of America, Inc.	923,832	41,202,907
The Chubb Corp.	399,641	20,145,903
		127,116,602
Real Estate Management & Development - 0.8%
Allgreen Properties Ltd.	327,000	262,259
Ayala Land, Inc.	3,521,280	850,729
Cyrela Commercial Properties SA Empreendimentos e Participates	220	1,291
Goldcrest Co. Ltd.	108,730	3,278,748
Iguatemi Empresa de Shopping Centers SA	423,900	6,653,729
Kenedix, Inc. (a)(b)	4,378	1,733,008
New World China Land Ltd.	2,843,600	1,346,582
Songbird Estates PLC:
rights 10/8/09 (a)	13,843,456	331,911
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Songbird Estates PLC: - continued
Class B (a)	140,800	$ 5,626
SPG Land (Holdings) Ltd.	283,000	160,671
		14,624,554
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	39	2,279
TOTAL FINANCIALS		183,431,142
HEALTH CARE - 16.8%
Biotechnology - 0.6%
3SBio, Inc. sponsored ADR (a)	152,999	1,682,989
AMAG Pharmaceuticals, Inc. (a)(b)	161,917	7,072,535
Dendreon Corp. (a)	100	2,799
ImmunoGen, Inc. (a)	70,494	571,706
Sangamo Biosciences, Inc. (a)	53,268	437,330
Vanda Pharmaceuticals, Inc. (a)	79,100	920,724
		10,688,083
Health Care Equipment & Supplies - 4.3%
Abcam PLC	111,300	1,547,747
Covidien PLC	144,789	6,263,572
Edwards Lifesciences Corp. (a)	224,659	15,705,911
Electro-Optical Sciences, Inc. (a)(b)	186,969	1,791,163
Kinetic Concepts, Inc. (a)	881,083	32,582,449
Masimo Corp. (a)	120,573	3,159,013
Meridian Bioscience, Inc.	36,300	907,863
Mingyuan Medicare Development Co. Ltd. (a)	32,360,000	3,423,897
Quidel Corp. (a)	116,573	1,891,980
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	1,316,000	4,347,045
Steris Corp.	265,787	8,093,214
ThermoGenesis Corp. (a)	95,720	59,346
Vascular Solutions, Inc. (a)	21,668	179,194
		79,952,394
Health Care Providers & Services - 2.1%
Centene Corp. (a)	339,535	6,430,793
Henry Schein, Inc. (a)	43,600	2,394,076
IPC The Hospitalist Co., Inc. (a)	107,868	3,392,449
Laboratory Corp. of America Holdings (a)	186,319	12,241,158
Medial Saude SA (a)	196,000	1,200,723
Message Co. Ltd. (b)	404	804,437
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Quest Diagnostics, Inc.	90,504	$ 4,723,404
ResCare, Inc. (a)	483,183	6,866,030
U.S. Physical Therapy, Inc. (a)	77,901	1,173,968
		39,227,038
Health Care Technology - 6.3%
Allscripts-Misys Healthcare Solutions, Inc.	1,506,213	30,530,938
athenahealth, Inc. (a)(b)	223,117	8,560,999
Cerner Corp. (a)(b)	833,754	62,364,799
Eclipsys Corp. (a)	580,525	11,204,133
HLTH Corp. (a)(b)	324,545	4,741,602
Quality Systems, Inc.	9,738	599,569
		118,002,040
Life Sciences Tools & Services - 1.8%
Albany Molecular Research, Inc. (a)	100	866
Bio-Rad Laboratories, Inc. Class A (a)	23,112	2,123,531
Harvard Bioscience, Inc. (a)	468,762	1,776,608
QIAGEN NV (a)	435,731	9,272,356
Thermo Fisher Scientific, Inc. (a)	459,344	20,059,552
		33,232,913
Pharmaceuticals - 1.7%
Ardea Biosciences, Inc. (a)	62,791	1,150,331
Aspen Pharmacare Holdings Ltd.	536,200	4,415,681
Endo Pharmaceuticals Holdings, Inc. (a)	968,920	21,926,660
Piramal Healthcare Ltd.	586,016	4,706,788
		32,199,460
TOTAL HEALTH CARE		313,301,928
INDUSTRIALS - 4.9%
Building Products - 0.2%
Asahi Glass Co. Ltd.	120,000	967,287
Blue Star Ltd.	356,646	2,691,189
		3,658,476
Commercial Services & Supplies - 0.5%
Cintas Corp.	219,326	6,647,771
R.R. Donnelley & Sons Co.	53,328	1,133,753
Spice PLC	1,236,300	1,620,404
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Taiwan Secom Co.	1,000	$ 1,586
The Brink's Co.	39,357	1,059,097
		10,462,611
Construction & Engineering - 0.1%
Insituform Technologies, Inc. Class A (a)	60,928	1,166,162
Electrical Equipment - 0.8%
Cooper Industries PLC Class A	362,314	13,612,137
Fortune Electric Co. Ltd.	573,562	536,756
PowerSecure International, Inc. (a)	86,339	585,378
		14,734,271
Industrial Conglomerates - 0.3%
Max India Ltd. (a)	1,402,637	5,424,254
Machinery - 1.7%
AGCO Corp. (a)	965,997	26,690,497
Bell Equipment Ltd. (a)	3,076	4,771
China Fire & Security Group, Inc. (a)	22,400	430,080
EVA Precision Industrial Holdings Ltd.	2,752,000	287,628
K-Tron International, Inc. (a)	16,300	1,551,923
Nippon Thompson Co. Ltd.	261,000	1,478,704
Praj Industries Ltd. (a)	426,351	923,083
R. STAHL AG	12,440	318,560
Uzel Makina Sanayi AS (a)	101,200	26,593
		31,711,839
Professional Services - 1.0%
Corporate Executive Board Co.	97,854	2,436,565
JobStreet Corp. Bhd	661,900	248,619
Michael Page International PLC	1,664,985	8,904,750
Randstad Holdings NV (a)	162,340	7,011,351
		18,601,285
Road & Rail - 0.3%
CSX Corp.	117,566	4,921,313
TOTAL INDUSTRIALS		90,680,211
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 2.0%
BYD Electronic International Co. Ltd. (a)	351,500	196,386
Comtech Telecommunications Corp. (a)	290,590	9,653,400
Juniper Networks, Inc. (a)	798,824	21,584,224
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
MIC Electronics Ltd.	470,196	$ 524,519
Polycom, Inc. (a)	168,082	4,496,194
ZTE Corp. (H Shares)	62,920	332,055
		36,786,778
Computers & Peripherals - 1.4%
ASUSTeK Computer, Inc.	576,314	989,073
Gemalto NV (a)	553,877	25,826,207
Lenovo Group Ltd. ADR	2,700	23,841
		26,839,121
Electronic Equipment & Components - 0.8%
Digital China Holdings Ltd. (H Shares)	3,957,000	3,773,191
Ingenico SA (b)	235,867	6,557,739
Ingenico SA (a)	87,700	2,438,297
Lumax International Corp. Ltd.	111,100	229,702
MTS Systems Corp.	85,592	2,500,142
Trimble Navigation Ltd. (a)	200	4,782
		15,503,853
Internet Software & Services - 4.1%
eBay, Inc. (a)	2,777,608	65,579,331
F@N Communications, Inc. (b)	76	134,119
INFO Edge India Ltd.	2,147	30,148
Internet Brands, Inc. Class A (a)	354	2,825
LoopNet, Inc. (a)	190	1,718
Rediff.com India Ltd. sponsored ADR (a)	200	648
ValueClick, Inc. (a)	309,038	4,076,211
VeriSign, Inc. (a)	194,203	4,600,669
WebMD Health Corp. Class A (a)	69,933	2,316,181
		76,741,850
IT Services - 2.4%
Affiliated Computer Services, Inc. Class A (a)	497,818	26,966,801
Datacash Group PLC	46,800	162,327
Perot Systems Corp. Class A (a)	593,023	17,612,783
		44,741,911
Semiconductors & Semiconductor Equipment - 2.4%
Aixtron AG	132,640	3,613,995
Cree, Inc. (a)	250	9,188
Disco Corp.	40,200	2,673,130
Kontron AG	639,979	7,847,713
PMC-Sierra, Inc. (a)	1,453,153	13,892,143
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Richtek Technology Corp.	370,070	$ 3,187,085
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,486,000	10,669,480
Veeco Instruments, Inc. (a)	95,071	2,217,056
		44,109,790
Software - 6.4%
Autonomy Corp. PLC (a)	326,480	8,500,865
DemandTec, Inc. (a)	19,569	172,794
Epicor Software Corp. (a)	195,015	1,242,246
Kingdee International Software Group Co. Ltd.	4,308,000	728,191
Longtop Financial Technologies Ltd. ADR (a)	1,104,100	31,422,686
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(b)	1,006,645	51,540,224
Solera Holdings, Inc.	160,670	4,998,444
Ubisoft Entertainment SA (a)	1,010,904	19,141,570
VanceInfo Technologies, Inc. ADR (a)	94,200	1,831,248
Yedang Online Corp. (a)	52,957	394,601
		119,972,869
TOTAL INFORMATION TECHNOLOGY		364,696,172
MATERIALS - 6.2%
Chemicals - 1.0%
Asian Paints India Ltd.	133	3,917
FMC Corp.	118,473	6,664,106
Sensient Technologies Corp.	436,274	12,115,329
		18,783,352
Containers & Packaging - 0.7%
Ball Corp.	256,132	12,601,694
Metals & Mining - 4.5%
Africa Cellular Towers Ltd. (a)	800	95
Agnico-Eagle Mines Ltd. (Canada)	72,900	4,931,050
Barrick Gold Corp.	121,300	4,593,650
Centerra Gold, Inc. (a)	119,700	815,145
Eldorado Gold Corp. (a)	1,912,400	21,723,292
Franco-Nevada Corp.	11,000	288,641
Great Basin Gold Ltd. (a)	1,298,900	1,989,908
IAMGOLD Corp.	1,087,500	15,370,271
Kinross Gold Corp.	237,300	5,171,610
Lihir Gold Ltd. (a)	914,989	2,260,169
Minefinders Corp. Ltd. (a)(b)	361,500	3,545,773
Newcrest Mining Ltd.	690,232	19,424,633
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Northgate Minerals Corp. (a)	3,400	$ 9,179
Yamana Gold, Inc.	409,533	4,407,118
		84,530,534
TOTAL MATERIALS		115,915,580
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
LG Dacom Corp.	29,820	507,304
Verizon Communications, Inc.	814,598	24,657,881
		25,165,185
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. (a)	235,130	2,708,698
Multi-Utilities - 0.1%
Sempra Energy	35,300	1,758,293
TOTAL UTILITIES		4,466,991
TOTAL COMMON STOCKS (Cost $1,406,544,805)		1,689,502,545
Money Market Funds - 13.4%

Fidelity Cash Central Fund, 0.25% (c)	186,863,926	186,863,926
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	63,205,390	63,205,390
TOTAL MONEY MARKET FUNDS (Cost $250,069,316)		250,069,316
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $1,656,614,121)		1,939,571,861
NET OTHER ASSETS - (3.7)%		(69,739,994)
NET ASSETS - 100%		$ 1,869,831,867
Legend
(a) Non-income producing
(b) Security or a portion of the security is on loan at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 467,752
Fidelity Securities Lending Cash Central Fund	1,932,792
Total	$ 2,400,544
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 327,913,425	$ 320,209,351	$ 7,704,074	$ -
Consumer Staples	135,128,744	108,059,788	27,068,956	-
Energy	128,803,167	128,803,167	-	-
Financials	183,431,142	159,989,253	23,441,889	-
Health Care	313,301,928	312,497,491	804,437	-
Industrials	90,680,211	88,207,627	2,445,991	26,593
Information Technology	364,696,172	361,888,923	2,807,249	-
Materials	115,915,580	115,915,580	-	-
Telecommunication Services	25,165,185	25,165,185	-	-
Utilities	4,466,991	4,466,991	-	-
Money Market Funds	250,069,316	250,069,316	-	-
Total Investments in Securities:	$ 1,939,571,861	$ 1,875,272,672	$ 64,272,596	$ 26,593
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 43,718
Total Realized Gain (Loss)	(428,587)
Total Unrealized Gain (Loss)	436,060
Cost of Purchases	-
Proceeds of Sales	(23,299)
Amortization/Accretion	-
Transfers in/out of Level 3	(1,299)
Ending Balance	$ 26,593
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ 973

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,674,882,760. Net unrealized appreciation aggregated $264,689,101, of which $377,070,443 related to appreciated investment securities and $112,381,342 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 30, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 30, 2009